Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment’s Revenue and Gross Profit	The following tables present the summary of each reportable segment’s revenue and gross profit, which is considered as a segment operating performance measure, for the fiscal year ended March 31, 2023:
Fiscal year ended March 31, 2023
	Healthcare products	Automobile	Online store	Internet information and advertising service	Consolidated
Revenues	$31,770,835	$22,982,777	$42,201,865	$1,197,348	$98,152,825
Cost	$(28,551,175)	$(22,631,083)	$(40,739,395)	$(1,176,810)	$(93,098,463)
Segment gross profit	$3,219,660	$351,694	$1,462,470	$20,538	$5,054,362
Segment gross profit margin	10.1%	1.5%	3.5%	1.7%	5.1%